SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2022
Subsequent events [abstract]
Subsequent events
29

SUBSEQUENT EVENTS
There were no significant

subsequent events between the

year-end reporting date of

June 30, 2022 and

the date of issue

of these
financial statements other than described below and included in the preceding notes to the consolidated financial statements.
Declaration of dividend

On August

24 2022, the

Board declared a

final dividend

for the year

ended June

30, 2022 of
40

SA cents

per qualifying share
amounting to R 342.0

million, which was paid on September 26, 2022.

Receipt of COVID-19 insurance claim
During September and October, 2022, a total amount of R 31.7 million was received on the balance receivable at June 30, 2022.
Conditional shares granted
On 19 October

2022,
4,922,751

conditional shares were

granted to qualifying

employees under the

current equity settled

long-
term incentive scheme.

These are expected

to vest on

19 October 2025.

The number of

conditional shares granted

includes those
granted to directors and prescribed officers as follows:
Number of conditional
shares awarded
Executive directors
D J Pretorius 799,595
A J Davel 425,680
Prescribed officers
W J Schoeman 425,680
E Beukes 57,100